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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

     Investment Company Act file number               811-02631
                                       -----------------------------------------

                          Chestnut Street Exchange Fund
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               (Exact name of registrant as specified in charter)

                              103 Bellevue Parkway
                              Wilmington, DE 19809
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               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              103 Bellevue Parkway
                              Wilmington, DE 19809
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  302-791-1112
                                                           ----------------

                   Date of fiscal year end: December 31, 2006
                                           -------------------

                  Date of reporting period: September 30, 2006
                                           ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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
ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

       SHARES                                         COMMON STOCKS                 %            VALUE
----------------------                                -------------                ---     ------------------
                                                                                    98.9%

                                                          BASICS                     3.8%
                                           ------------------------------------

              100,609                       Air Products & Chemicals, Inc.                        $6,677,419
               86,032                       Cabot Corp.                                            3,200,390
               42,373                       Cabot Microelectronics Corp.*                          1,221,190
                                                                                           ------------------
                                                                                                  11,098,999
                                                                                           ------------------

                                                    CAPITAL EQUIPMENT                7.6%
                                           ------------------------------------

               90,556                       Emerson Electric Co.                                   7,594,026
              364,049                       General Electric Co.                                  12,850,930
               39,154                       Pitney Bowes, Inc.                                     1,737,263
                                                                                           ------------------
                                                                                                  22,182,219
                                                                                           ------------------

                                                    CONSUMER CYCLICALS               8.2%
                                           ------------------------------------

               99,829                       Comcast Corp., Class A*                                3,678,699
               85,100                       Procter & Gamble Co.                                   5,274,498
              129,129                       Walt Disney Co. (The)                                  3,991,377
              144,103                       3M Co.                                                10,724,145
                                                                                           ------------------
                                                                                                  23,668,719
                                                                                           ------------------

                                                          ENERGY                     6.9%
                                           ------------------------------------

               41,979                       BP plc ADR                                             2,752,983
              147,227                       Exxon Mobil Corp.                                      9,878,932
              114,584                       Schlumberger, Ltd.                                     7,107,646
                                                                                           ------------------
                                                                                                  19,739,561
                                                                                           ------------------

                                                        FINANCIAL                   25.5%
                                           ------------------------------------

              111,332                       American Express Co.                                   6,243,499
               22,266                       Ameriprise Financial, Inc.                             1,044,275
               28,441                       American International Group, Inc.                     1,884,501
              394,928                       Bank of America Corp.                                 21,156,293
               48,853                       Fannie Mae                                             2,731,371
               96,032                       Moody's Corp.                                          6,588,958
              140,310                       J.P. Morgan Chase & Co.                                6,278,572
               92,150                       Wachovia Corp.                                         5,141,970
              596,380                       Wells Fargo & Co.                                     21,577,028
                                                                                           ------------------
                                                                                                  72,646,467
                                                                                           ------------------

                                                        HEALTHCARE                  22.9%
                                           ------------------------------------

              231,254                       Abbott Laboratories, Inc.                             11,229,694
               64,986                       Baxter International, Inc.                             2,954,264
               23,125                       Hospira, Inc.*                                           884,994
               75,385                       IMS Health, Inc.                                       2,008,256
              479,767                       Johnson & Johnson                                     31,156,069
               45,931                       Medco Health Solutions, Inc.*                          2,760,912
              349,404                       Merck & Company, Inc.                                 14,640,028
                                                                                           ------------------
                                                                                                  65,634,217
                                                                                           ------------------

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


       SHARES                                                                                    VALUE
----------------------                                                                     ------------------
                                                          RETAIL                     0.5%
                                           ------------------------------------

               44,558                       Safeway, Inc.*                                         1,352,335
                                                                                           ------------------



                                                         STAPLES                     3.9%
                                           ------------------------------------

                5,688                       Hanesbrands, Inc.                                        128,037
              164,147                       Coca Cola (The) Co.                                    7,334,088
               43,600                       PepsiCo, Inc.                                          2,845,336
               45,506                       Sara Lee Corp.                                           731,281
                                                                                           ------------------
                                                                                                  11,038,742
                                                                                           ------------------

                                                        TECHNOLOGY                  13.6%
                                           ------------------------------------

               29,148                       Freescale Semiconductor, Inc., Class B*                1,107,915
               57,923                       Hewlett-Packard Co.                                    2,125,195
               39,708                       International Business Machines Corp.                  3,253,674
            1,078,028                       Intel Corp.                                           22,175,036
              139,643                       Microsoft Corp.                                        3,816,443
              273,453                       Motorola, Inc.                                         6,836,325
                                                                                           ------------------
                                                                                                  39,314,588
                                                                                           ------------------

                                                      TRANSPORTATION                 4.1%
                                           ------------------------------------

              113,572                       Burlington Northern Santa Fe Corp.                     8,340,728
               37,922                       Union Pacific Corp.                                    3,337,136
                                                                                           ------------------
                                                                                                  11,677,864
                                                                                           ------------------

                                                        UTILITIES                    1.9%
                                           ------------------------------------

              143,830                       Verizon Communications, Inc.                           5,340,408
                                                                                           ------------------


TOTAL COMMON STOCKS                         (Cost: $41,250,801)                                  283,694,119
                                                                                           ------------------

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

         PAR                                                                                     VALUE
----------------------                                                                     ------------------
SHORT-TERM INVESTMENTS                                                               1.1%

           $3,100,000                       Federal Home Loan Bank
                                            10/2/06 4.40%                                         $3,099,621
                                            (Cost: $3,099,621)                             ------------------


TOTAL INVESTMENT IN SECURITIES
          (Cost: $44,350,422)**                                                    100.0%    $286,793,740.00
                                                                                           ==================

* Non-Income Producing
ADR-American Depository Receipt
**The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost:                            $                         44,350,422
                                           ====================================

Gross Unrealized Appreciation:             $                        242,451,878
Gross Unrealized Depreciation:                                           (8,559)
                                           ------------------------------------

Net Unrealized Appreciation/Depreciation:  $                        242,443,318
                                           ====================================

For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Chestnut Street Exchange Fund
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By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                         Edward J. Roach, President & Treasurer
                         (Principal Executive and Principal Financial Officer)

Date     December 6, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                         Edward J. Roach, President & Treasurer
                         (Principal Executive and Principal Financial Officer)

Date
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By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                         Edward J. Roach, President & Treasurer
                         (Principal Executive and Principal Financial Officer)

Date
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.